Components of Net Deferred Tax Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Investments	¥ 889,305	¥ 1,063,804
Allowance for loan losses	337,453	333,231
Trading account assets		58,598
Prepaid pension cost and accrued pension liabilities		11,559
Undistributed earnings of subsidiaries		1,193
Net operating loss carryforwards	450,016	1,476,045
Other	264,661	282,998
Deferred Tax Assets, Gross, Total	1,941,435	3,227,428
Valuation allowance	(584,665)	(1,952,899)
Deferred tax assets, net of valuation allowance	1,356,770	1,274,529
Deferred tax liabilities:
Available-for-sale securities	567,608	368,929
Prepaid pension cost and accrued pension liabilities	39,937
Derivative financial instruments	35,391	28,021
Premises and equipment	12,304	3,838
Trading account assets	11,101
Undistributed earnings of subsidiaries	11,040
Other	51,913	52,863
Deferred tax liabilities	729,294	453,651
Net deferred tax assets	¥ 627,476	¥ 820,878